July 14, 1997


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

Re: Post-Effective Amendment No 4 to Form N-4 Registration Statement of the Northstar Variable Account of ReliaStar Life Insurance Company
     SEC  File Nos. 33-73058 and 811-8224
     CIK  No. 0000916201

Gentlemen:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment No. 4 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on July 9, 1997, and will became effective on August 8, 1997.

The following mutual fund prospectuses are attached and will be delivered with the Prospectus for the Registrant and are incorporated herein by reference:


Sincerely,

NORTHSTAR VARIABLE ACCOUNT


By: /S/Stewart D. Gregg
    -------------------
       Stewart D. Gregg
       Counsel